Related party transactions (Details) - USD ($)	1 Months Ended
	Jul. 31, 2022	Dec. 31, 2022	Jun. 30, 2022
Outstanding balances for related party transactions [abstract]
Trade receivables from related parties		$ 0	$ 0
Trade payables to related parties		0	0
Loans from related parties		0	0
Loans to related parties		$ 0	$ 0
Daniel Roberts [Member]
Other key management personnel transactions [Abstract]
Annual base salary	$ 545,834
One-off payment of compensation	508,093
William Roberts [Member]
Other key management personnel transactions [Abstract]
Annual base salary	545,834
One-off payment of compensation	$ 508,093